Acquisitions - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Details) (10-K) - USD ($)				3 Months Ended		9 Months Ended		12 Months Ended
		Jul. 20, 2018	Apr. 02, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018
Consideration								$ 662,047
Gain on bargain purchase							$ 2,005,282	$ 971,282
Wealth Generators [Member]
Cash			$ 3,550
Receivables			150,000
Total assets acquired			153,550
Accounts payable and accrued liabilities			456,599
Due to former management			127,199
Debt			26,314
Total liabilities assumed	[1]		610,112
Net liabilities assumed			456,562
Consideration	[2]		662,047
Goodwill			$ 1,118,609
United Games, LLC and United League, LLC [Member]
Cash		$ 3,740
Receivables		361,345
Intangible assets		1,816,000
Total assets acquired		2,181,085
Accounts payable and accrued liabilities		409,803
Total liabilities assumed		409,803
Net assets acquired		1,771,282
Consideration	[3]	800,000
Gain on bargain purchase		$ 971,282

[1]	In conjunction with the reverse acquisition, we entered into an assignment and assumption agreement wherein we issued 24,914,348 shares of our common stock to Alpha Pro Asset Management Group, LLC ("Alpha Pro"), an entity affiliated with the prior members of management, in exchange for Alpha Pro's assumption of $482,588 in liabilities. Accordingly, the shares issued for debt were accounted for the moment before the reverse acquisition, and the $482,588 in liabilities have been excluded from the total liabilities assumed shown here.
[2]	The fair value of the consideration effectively transferred was measured based on the fair value of 150,465,339 shares that were outstanding immediately before the transaction. Using the closing market price of $0.0044 per share on March 31, 2017, consideration was valued at $662,047.
[3]	The 50,000,000 shares of our common stock transferred as consideration in accordance with the Purchase Agreement was valued on July 20, 2018, the date of acquisition, based on the weighted equity fair value of $0.016 per share as determined by a third party valuation firm.